LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Summary of long-term debt

	2018	2017
Canadian dollar denominated debt, unsecured
Bank credit facilities	$831	$3,544
Medium-term notes
3.05% debentures due June 19, 2019	500	500
2.60% debentures due December 3, 2019	500	500
2.05% debentures due June 1, 2020	900	900
2.89% debentures due August 14, 2020	1,000	1,000
3.31% debentures due February 11, 2022	1,000	1,000
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
4.85% debentures due May 30, 2047	300	300
	6,131	8,844
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2018 - US$2,954 million; December 31, 2017 - US$1,839 million)	4,031	2,300
Commercial paper (December 31, 2018 - US$104 million; December 31, 2017 - US$500 million)	141	625
US dollar debt securities
1.75% due January 15, 2018 (US$600 million)	—	751
5.90% due February 1, 2018 (US$400 million)	—	501
3.45% due November 15, 2021 (US$500 million)	682	625
2.95% due January 15, 2023 (US$1,000 million)	1,364	1,252
3.80% due April 15, 2024 (US$500 million)	682	625
3.90% due February 1, 2025 (US$600 million)	819	751
3.85% due June 1, 2027 (US$1,250 million)	1,706	1,566
7.20% due January 15, 2032 (US$400 million)	546	501
6.45% due June 30, 2033 (US$350 million)	478	438
5.85% due February 1, 2035 (US$350 million)	478	438
6.50% due February 15, 2037 (US$450 million)	614	563
6.25% due March 15, 2038 (US$1,100 million)	1,501	1,377
6.75% due February 1, 2039 (US$400 million)	546	501
4.95% due June 1, 2047 (US$750 million)	1,023	939
	14,611	13,753
Long-term debt before transaction costs and original issue discounts, net	20,742	22,597
Less: original issue discounts, net (1)	17	18
transaction costs (1) (2)	102	121
	20,623	22,458
Less: current portion of commercial paper	141	625
current portion of other long-term debt (1) (2)	1,000	1,252
	$19,482	$20,581

(1)	The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.

(2)	Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of debt repayments
Scheduled debt repayments are as follows:

Year	Repayment
2019	$1,141
2020	$5,996
2021	$1,444
2022	$1,003
2023	$1,365
Thereafter	$9,793
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$779	$—	$—	$—
Accrued liabilities	$2,356	$—	$—	$—
Other long-term liabilities	$42	$24	$69	$—
Long-term debt (1) (2)	$1,141	$5,996	$3,812	$9,793

(1)	Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.

(2)
In addition to the financial liabilities disclosed above, estimated interest and other financing payments related to long-term debt are as follows: less than one year, $836 million; one to less than two years, $755 million; two to less than five years, $1,668 million; and thereafter, $5,327 million. Interest payments were estimated based upon applicable interest and foreign exchange rates as at December 31, 2018.